SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Income tax payable	$ 1,686,790	$ 1,382,570
Other tax payable	685,856	539,255
Total tax payable	$ 2,372,646	$ 1,921,825